Prospectus 1 [Member] Expense Example, No Redemption - Prospectus 1 - Putnam Mortgage Opportunities Fund - Class C	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	537
Expense Example, No Redemption, 5 Years	935
Expense Example, No Redemption, 10 Years	$ 1,852